DERIVATIVE INSTRUMENTS - Schedule of Outstanding Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued expenses and other liabilities | Foreign exchange forward contracts
Derivative [Line Items]
Derivative liabilities	$ (5)	$ 0
Foreign exchange option contracts | Prepaid expenses and other current assets
Derivative [Line Items]
Derivative assets	0	841
Foreign exchange forward contracts | Prepaid expenses and other current assets
Derivative [Line Items]
Derivative assets	$ 4,992	$ 4,988